Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation Expense under 2009 Option Plan

The following table sets forth the total share-based compensation expense under the 2009 Option Plan, as amended and restated, and the share-based compensation expense related to the shares of the Company that the former owners of TuneUp received subject to their non-competition and other vesting conditions (Note 3) recognized in the consolidated statements of comprehensive income.

	Year Ended December 31,
	2013	2014	2015
Cost of revenue	$(40)	$(58)	$(148)
Research and development	(1,013)	(2,495)	(2,750)
Sales and marketing	(1,172)	(1,556)	(2,968)
General and administrative	(6,702)	(8,267)	(8,387)

Total	$(8,927)	$(12,376)	$(14,253)

Stock Option Activity

The following table summarizes share option activity:

	Number of Share Options Outstanding	Weighted- Average Exercise	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value(1)
Outstanding – January 1, 2015	3,241,511	18.67	8.03	$7,097
Granted	815,500	23.22
Cancelled	—	—
Exercised	(651,965)	16.64
Expired	(26,783)	21.20
Forfeited	(272,355)	18.65
Repurchased	—	—

Outstanding – December 31, 2015	3,105,908	20.27	7.72	$4,850

Vested and expected to vest – December 31, 2015	2,997,994	20.21	7.68	$4,793
Exercisable – December 31, 2015	1,622,512	19.14	6.92	$3,790

(1)	Intrinsic value is calculated as the difference between the fair value of the Company’s ordinary shares as of the end of each reporting period and the exercise price of the option.

Additional Information Regarding Company's Share Option Outstanding

Additional information regarding the Company’s share options outstanding as of December 31, 2015 is summarized below:

	Options Outstanding
Strike Price	Number of Share Options Outstanding	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price Per Share
$0.01 – $5.00	—	—	$—
$5.00 – $12.00	67,721	3.44	8.10
$12.00 – $20.00	1,624,640	7.43	17.56
$20.00 – $25.72	1,413,550	8.27	23.95

Total	3,105,911	7.72	$20.27

Summary of Weighted Average Assumptions

A summary of the weighted-average assumptions is as follows:

	Year Ended December 31,
	2013	2014	2015
Risk free interest rate	0.83%	1.23%	1.42%
Weighted-average expected lives (years)	4.0	4.0	4.5
Volatility	36.71%	39.56%	38.26%
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant date fair value (per share)	5.91	6.61	7.83
Value Granted (total)	$8,979	6,844	6,385
Number granted in year	1,519,080	1,034,870	815,500

Summary of Restricted Stock Units Activity

The following table summarizes restricted stock units activity:

	Number of restricted stock and restricted stock units outstanding	Weighted- average ordinary fair value per share at grant date
Outstanding – January 1, 2015	825,000	$19.95
Granted	618,500	21.98
Paid	(250,000)	19.87
Forfeited	(61,355)	14.76

Outstanding – December 31, 2015	1,132,145	$21.22

Market Restricted Stock Units
Summary of Restricted Stock Units Activity

The following table summarizes market restricted stock units activity:

	Number of market restricted stock units outstanding	Weighted- average ordinary fair value per share at grant date
Outstanding – January 1, 2015	100,000	$5.56
Granted	—	—
Paid	—	—
Forfeited	—	—

Outstanding – December 31, 2015	100,000	$5.56